UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Diversified Real Assets

Quarterly portfolio holdings 12/31/18

Fund’s investments
As of 12-31-18 (unaudited)
	Shares	Value
Common stocks 98.1%		$912,820,951
(Cost $1,044,768,925)
Communication services 1.2%		10,896,643
Diversified telecommunication services 0.6%
BT Group PLC	754,420	2,293,886
China Tower Corp., Ltd., H Shares (A)(B)	16,488,000	3,117,904
Media 0.3%
Comcast Corp., Class A	81,435	2,772,862
Wireless telecommunication services 0.3%
NTT DOCOMO, Inc.	120,698	2,711,991
Energy 35.9%		333,642,152
Energy equipment and services 2.6%
Calfrac Well Services, Ltd. (B)	278,340	497,473
Halliburton Company	210,965	5,607,450
Helmerich & Payne, Inc.	23,594	1,131,096
Patterson-UTI Energy, Inc.	319,604	3,307,901
Precision Drilling Corp. (B)	760,117	1,319,570
Rowan Companies PLC, Class A (B)	170,929	1,434,094
RPC, Inc. (C)	114,742	1,132,504
Schlumberger, Ltd.	127,802	4,611,096
TechnipFMC PLC	172,344	3,374,496
Transocean, Ltd. (B)	112,775	782,659
Trican Well Service, Ltd. (B)	727,988	634,563
Oil, gas and consumable fuels 33.3%
Abraxas Petroleum Corp. (B)	208,569	227,333
Advantage Oil & Gas, Ltd. (B)(C)	848,205	1,230,183
Anadarko Petroleum Corp.	137,852	6,043,432
Apache Corp.	30,227	793,459
ARC Resources, Ltd.	176,924	1,049,725
BP PLC	2,514,193	15,893,942
Cabot Oil & Gas Corp.	242,113	5,411,226
Callon Petroleum Company (B)	245,443	1,592,925
Cameco Corp.	206,700	2,343,771
Canadian Natural Resources, Ltd.	277,923	6,705,819
Cenovus Energy, Inc.	832,589	5,854,713
Cheniere Energy, Inc. (B)	18,571	1,099,217
Chevron Corp.	179,290	19,504,959
Cimarex Energy Company	76,654	4,725,719
Concho Resources, Inc. (B)	91,829	9,439,103
ConocoPhillips	164,394	10,249,966
Continental Resources, Inc. (B)	159,119	6,394,993
Devon Energy Corp.	267,459	6,028,526
DHT Holdings, Inc.	148,594	582,488
Diamondback Energy, Inc.	79,213	7,343,045
Encana Corp.	531,242	3,066,354
Enerplus Corp.	359,649	2,797,738
EOG Resources, Inc.	101,701	8,869,344
EQT Corp.	111,630	2,108,691
Equinor ASA	401,143	8,509,101
Equitrans Midstream Corp. (B)	95,497	1,911,850
Exxon Mobil Corp.	238,491	16,262,701
Galp Energia SGPS SA	502,682	7,915,152
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	99,767	$4,040,564
Hurricane Energy PLC (B)	921,211	515,830
Husky Energy, Inc.	273,073	2,822,341
Imperial Oil, Ltd.	75,730	1,918,767
Kelt Exploration, Ltd. (B)	471,362	1,602,051
Keyera Corp.	90,070	1,702,832
Kinder Morgan, Inc.	23,035	354,278
Lundin Petroleum AB	226,552	5,657,932
Marathon Oil Corp.	361,380	5,182,189
Marathon Petroleum Corp.	102,720	6,061,507
NexGen Energy, Ltd. (B)	221,300	390,663
Noble Energy, Inc.	71,723	1,345,523
NuVista Energy, Ltd. (B)	638,479	1,908,141
Occidental Petroleum Corp.	178,067	10,929,752
Paramount Resources, Ltd., Class A (B)(C)	51,841	272,648
Parex Resources, Inc. (B)	98,205	1,176,129
Parsley Energy, Inc., Class A (B)	208,648	3,334,195
Pembina Pipeline Corp.	82,293	2,441,906
Phillips 66	99,890	8,605,524
Pioneer Natural Resources Company	60,876	8,006,412
Range Resources Corp.	128,914	1,233,707
Royal Dutch Shell PLC, A Shares	810,609	23,858,525
Seven Generations Energy, Ltd., Class A (B)	111,080	906,410
Snam SpA	416,969	1,825,644
Suncor Energy, Inc.	422,821	11,809,379
The Williams Companies, Inc.	289,525	6,384,026
Tidewater Midstream and Infrastructure, Ltd. (C)	720,886	686,458
TOTAL SA	235,195	12,405,400
Tourmaline Oil Corp.	47,421	589,810
TransCanada Corp.	168,366	6,012,191
Valero Energy Corp.	111,291	8,343,486
WPX Energy, Inc. (B)	310,974	3,529,555
Financials 0.3%		2,766,026
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	13,547	2,766,026
Industrials 0.6%		6,020,150
Construction and engineering 0.3%
Vinci SA	39,506	3,248,661
Road and rail 0.3%
Canadian National Railway Company	37,421	2,771,489
Information technology 0.1%		1,246,763
IT services 0.1%
InterXion Holding NV (B)	23,020	1,246,763
Materials 18.2%		169,422,670
Chemicals 0.7%
Albemarle Corp.	8,000	616,560
DowDuPont, Inc.	51,955	2,778,553
LyondellBasell Industries NV, Class A	20,971	1,743,948
Nutrien, Ltd.	37,700	1,770,674
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Materials (continued)
Metals and mining 17.3%
Agnico Eagle Mines, Ltd.	149,300	$6,025,806
Alacer Gold Corp. (B)	229,900	424,369
Alamos Gold, Inc., Class A	186,700	671,475
Alcoa Corp. (B)	120,000	3,189,600
Altius Minerals Corp.	89,700	710,267
Antofagasta PLC	66,668	666,781
Atlantic Gold Corp. (B)	200,000	241,723
B2Gold Corp. (B)	845,600	2,471,392
Barrick Gold Corp.	269,100	3,632,811
BHP Group PLC, ADR	201,650	8,447,119
BHP Group, Ltd., ADR (C)	317,266	15,320,775
Boliden AB	106,902	2,316,461
Cobalt 27 Capital Corp. (B)(C)	268,600	649,268
Continental Gold, Inc. (B)	112,700	185,742
Detour Gold Corp. (B)	271,400	2,292,149
Endeavour Mining Corp. (B)	150,600	2,464,404
ERO Copper Corp. (B)	326,100	2,343,276
First Quantum Minerals, Ltd.	462,400	3,739,303
Franco-Nevada Corp.	103,486	7,256,603
Freeport-McMoRan, Inc.	537,700	5,543,687
Fresnillo PLC	37,727	414,549
Glencore PLC (B)	1,196,366	4,448,168
Goldcorp, Inc.	437,500	4,284,629
Golden Star Resources, Ltd. (B)	80,000	254,322
Guyana Goldfields, Inc. (B)	151,234	177,245
Hudbay Minerals, Inc.	175,200	829,030
Ivanhoe Mines, Ltd., Class A (B)	1,154,000	2,003,355
Kinross Gold Corp. (B)	537,900	1,733,636
Kirkland Lake Gold, Ltd.	195,400	5,095,400
Lucara Diamond Corp.	847,900	919,200
Lundin Mining Corp.	828,448	3,422,536
MAG Silver Corp. (B)	137,200	1,004,981
Nevada Copper Corp. (B)	4,700,000	1,325,447
Nevsun Resources, Ltd. (B)	283,015	1,241,767
New Gold, Inc. (B)	497,500	382,636
Newcrest Mining, Ltd.	82,349	1,265,627
Newmont Mining Corp.	253,000	8,766,450
Nucor Corp.	28,400	1,471,404
OceanaGold Corp.	482,100	1,758,613
Osisko Gold Royalties, Ltd.	159,000	1,394,103
Osisko Mining, Inc. (B)(C)	633,700	1,425,036
Randgold Resources, Ltd., ADR	50,900	4,347,731
Rio Tinto PLC, ADR	233,300	11,310,384
Sandstorm Gold, Ltd. (B)	139,100	643,944
Seabridge Gold, Inc. (B)(C)	22,000	290,390
SEMAFO, Inc. (B)	540,700	1,168,375
SolGold PLC (B)	600,000	263,698
South32, Ltd.	519,996	1,236,974
Southern Copper Corp.	95,600	2,941,612
SSR Mining, Inc. (B)	226,100	2,732,677
Steel Dynamics, Inc.	30,000	901,200
Stornoway Diamond Corp. (B)(C)	1,562,000	223,110
Tahoe Resources, Inc. (B)	83,300	303,253
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Teck Resources, Ltd., Class B	440,904	$9,491,773
TMAC Resources, Inc. (B)	63,800	320,589
Trevali Mining Corp. (B)	1,220,300	370,953
Turquoise Hill Resources, Ltd. (B)	981,900	1,618,279
Vale SA, ADR	168,500	2,222,515
Western Areas, Ltd.	1,517,661	2,136,515
Wheaton Precious Metals Corp.	243,000	4,743,591
Yamana Gold, Inc.	422,400	993,191
Paper and forest products 0.2%
Interfor Corp. (B)	70,700	746,773
West Fraser Timber Company, Ltd. (C)	26,200	1,294,263
Real estate 36.4%		338,206,943
Equity real estate investment trusts 32.5%
Acadia Realty Trust	112,968	2,684,120
Agree Realty Corp.	55,094	3,257,157
Alexandria Real Estate Equities, Inc.	73,159	8,430,843
alstria office REIT-AG	54,505	763,110
American Tower Corp.	23,833	3,770,142
Americold Realty Trust	155,545	3,972,619
Assura PLC	895,788	603,386
Camden Property Trust	65,400	5,758,470
Canadian Apartment Properties REIT	59,819	1,941,094
CapitaLand Commercial Trust	939,300	1,206,462
Columbia Property Trust, Inc.	143,798	2,782,491
CoreSite Realty Corp.	34,874	3,042,059
Crown Castle International Corp.	24,474	2,658,611
CubeSmart	229,856	6,594,569
CyrusOne, Inc.	122,292	6,466,801
Derwent London PLC	24,259	882,090
Dexus	90,660	678,555
Douglas Emmett, Inc.	183,425	6,260,295
Dream Office Real Estate Investment Trust	72,544	1,184,446
Equinix, Inc.	20,291	7,153,795
Equity LifeStyle Properties, Inc.	126,462	12,283,254
Equity Residential	209,543	13,831,933
Essential Properties Realty Trust, Inc.	181,045	2,505,663
Essex Property Trust, Inc.	31,635	7,757,218
Extra Space Storage, Inc.	91,904	8,315,474
Frontier Real Estate Investment Corp.	288	1,143,268
Gecina SA	15,105	1,955,344
Global One Real Estate Investment Corp.	2,452	2,676,937
GLP J-REIT	1,128	1,148,483
Goodman Group	184,220	1,379,966
Granite Real Estate Investment Trust	24,523	955,808
Great Portland Estates PLC	92,342	776,229
Green REIT PLC	378,874	585,912
HCP, Inc.	395,171	11,037,126
Hibernia REIT PLC	338,881	485,758
Host Hotels & Resorts, Inc.	344,973	5,750,700
Intu Properties PLC	208,690	301,501
Iron Mountain, Inc.	135,251	4,383,485
Japan Logistics Fund, Inc.	675	1,371,367
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Japan Real Estate Investment Corp.	160	$898,347
JBG SMITH Properties	94,186	3,278,615
Kilroy Realty Corp.	97,262	6,115,835
Kimco Realty Corp.	204,319	2,993,273
Liberty Property Trust	68,395	2,864,383
Link REIT	373,100	3,782,385
Mapletree Logistics Trust	2,258,300	2,088,881
Merlin Properties Socimi SA	165,913	2,049,584
Mid-America Apartment Communities, Inc.	83,627	8,003,104
Mirvac Group	928,615	1,466,584
Mori Hills REIT Investment Corp.	750	944,176
Mori Trust Sogo REIT, Inc.	447	650,855
Omega Healthcare Investors, Inc.	108,466	3,812,580
Paramount Group, Inc.	178,761	2,245,238
Physicians Realty Trust	150,194	2,407,610
Premier Investment Corp.	2,332	2,655,323
Prologis, Inc.	217,393	12,765,317
Public Storage	10,270	2,078,751
Realty Income Corp.	175,885	11,087,790
Regency Centers Corp.	89,936	5,277,444
Retail Properties of America, Inc., Class A	307,021	3,331,178
Rexford Industrial Realty, Inc.	176,671	5,206,494
Ryman Hospitality Properties, Inc.	88,549	5,905,333
Scentre Group	888,638	2,443,015
Segro PLC	238,590	1,791,129
Sekisui House REIT, Inc.	845	541,823
Simon Property Group, Inc.	118,071	19,834,747
SmartCentres Real Estate Investment Trust	54,657	1,234,307
STORE Capital Corp.	264,552	7,489,467
Sunstone Hotel Investors, Inc.	162,262	2,111,029
Taubman Centers, Inc.	23,797	1,082,526
The British Land Company PLC	207,430	1,410,579
The GPT Group	562,468	2,116,590
The PRS REIT PLC	395,335	475,707
The UNITE Group PLC	79,533	817,723
Tritax EuroBox PLC (A)(B)	255,128	301,343
Unibail-Rodamco-Westfield	18,743	2,900,380
Ventas, Inc.	67,258	3,940,646
Warehouse REIT PLC	123,349	148,476
Welltower, Inc.	175,388	12,173,681
XYMAX REIT Investment Corp.	552	553,550
Real estate management and development 3.9%
Castellum AB	90,445	1,671,302
CK Asset Holdings, Ltd.	497,000	3,636,340
Daibiru Corp.	50,100	495,174
Deutsche Wohnen SE	63,739	2,912,925
Fabege AB	124,149	1,659,376
Grainger PLC	301,120	805,221
Hongkong Land Holdings, Ltd.	346,000	2,181,231
Mitsubishi Estate Company, Ltd.	348,800	5,487,848
Mitsui Fudosan Company, Ltd.	115,400	2,563,254
New World Development Company, Ltd.	1,419,588	1,874,949
Sino Land Company, Ltd.	948,000	1,624,190
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
Sun Hung Kai Properties, Ltd.	113,000	$1,612,694
Swiss Prime Site AG (B)	22,735	1,841,562
TLG Immobilien AG	28,803	796,855
Tokyo Tatemono Company, Ltd.	46,800	485,158
UOL Group, Ltd.	185,600	844,097
Urban & Civic PLC	184,849	617,204
VGP NV	2,529	172,133
Vonovia SE	101,426	4,572,179
Wharf Real Estate Investment Company, Ltd.	57,000	340,912
Utilities 5.4%		50,619,604
Electric utilities 1.9%
Avangrid, Inc.	61,281	3,069,565
CK Infrastructure Holdings, Ltd.	303,688	2,298,221
Edison International	44,056	2,501,059
Enel SpA	536,305	3,109,095
Iberdrola SA	510,886	4,102,361
NextEra Energy, Inc.	16,613	2,887,672
Gas utilities 1.0%
Beijing Enterprises Holdings, Ltd.	551,813	2,925,957
ENN Energy Holdings, Ltd.	238,797	2,122,373
Osaka Gas Company, Ltd.	65,138	1,188,246
UGI Corp.	60,349	3,219,619
Independent power and renewable electricity producers 0.6%
China Longyuan Power Group Corp., Ltd., H Shares	4,186,113	2,857,635
Huaneng Renewables Corp., Ltd., H Shares	8,466,647	2,275,499
NextEra Energy Partners LP (C)	13,037	561,243
Multi-utilities 1.3%
E.ON SE	334,252	3,299,514
Engie SA	200,282	2,877,641
Innogy SE (B)	18,930	805,650
National Grid PLC	237,018	2,318,824
Sempra Energy	27,615	2,987,667
Water utilities 0.6%
Cia de Saneamento do Parana	70,956	1,124,809
Guangdong Investment, Ltd.	1,038,578	2,006,720
Severn Trent PLC	89,740	2,080,234

	Yield (%)	Shares	Value
Securities lending collateral 2.2%			$20,466,251
(Cost $20,464,615)
John Hancock Collateral Trust (D)	2.4078(E)	2,045,970	20,466,251

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4%				$12,400,000
(Cost $12,399,469)
U.S. Government Agency 1.0%				9,100,000
Federal Home Loan Bank Discount Note	2.100	01-02-19	9,100,000	9,100,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Par value^	Value
Repurchase agreement 0.4%		3,300,000

Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-18 at 3.000% to be repurchased at $3,300,550 on 1-2-19, collateralized by $3,280,516 Government National Mortgage Association, 4.000% due 5-20-48 (valued at $3,366,000, including interest)	3,300,000	3,300,000

Total investments (Cost $1,077,633,009) 101.7%	$945,687,202
Other assets and liabilities, net (1.7%)	(15,414,019)
Total net assets 100.0%	$930,273,183

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 12-31-18. The value of securities on loan amounted to $19,919,733.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 12-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 12-31-18:
United States	54.9%
Canada	16.1%
United Kingdom	5.0%
Australia	4.1%
Japan	2.7%
Netherlands	2.7%
France	2.5%
Hong Kong	2.4%
Germany	1.4%
Sweden	1.2%
Other countries	7.0%
TOTAL	100.0%
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2018, by major security category or type:

	Total value at 12-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$10,896,643	$2,772,862	$8,123,781	—
Energy	333,642,152	257,060,626	76,581,526	—
Financials	2,766,026	2,766,026	—	—
Industrials	6,020,150	2,771,489	3,248,661	—
Information technology	1,246,763	1,246,763	—	—
Materials	169,422,670	152,589,864	16,832,806	—
Real estate	338,206,943	258,017,521	80,189,422	—
Utilities	50,619,604	15,226,825	35,392,779	—
Securities lending collateral	20,466,251	20,466,251	—	—
Short-term investments	12,400,000	—	12,400,000	—
Total investments in securities	$945,687,202	$712,918,227	$232,768,975	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       9

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	30,198,612	(28,152,642)	2,045,970	—	—	($2,695)	$1,636	$20,466,251

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	DRAQ3	12/18
This report is for the information of the shareholders of John Hancock Diversified Real Assets.		2/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 22, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	February 22, 2019